Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

	March 31, 2024	March 31, 2023
Stock price	$0.61	$8.22 - 8.58
Exercise price	$0.61	$11.98
Expected volatility	75.0 - 76.0%	80.00 - 81.13%
Expected term (in years)	5.75 - 6.08	5.25 - 6.08
Risk-free interest rate	4.2%	4.28 - 4.31%

The following table summarizes assumptions used to compute the fair value of options granted:

	December 31, 2023	December 31, 2022
Stock price	$8.38 - 11.98	$1.54
Exercise price	$8.38 - 11.98	$1.04
Expected volatility	80.00 - 110.95%	53.61 - 55.30%
Expected term (in years)	5.00 - 6.08	5.94 - 6.08
Risk-free interest rate	3.46 - 4.31%	1.95 - 2.85%

Summary of Stock Option Activity

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2023	748,086	$5.87	8.43	$103,662
Granted	54,000	0.61	10.00
Exercised	-	-
Expired	-	-
Forfeited	(714)	2.82
Outstanding at March 31, 2024	801,372	$5.52	8.31	$13,245
Exercisable at March 31, 2024	344,304	$4.23	7.31	$13,191

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2021	781,715	$1.15	7.20	$369,102
Retroactive application of recapitalization (Note 4)	(301,223)	0.72
Outstanding at December 31, 2021, after effect of Merger (Note 4)	480,492	1.87
Granted	235,109	2.77
Exercised	(8,538)	1.24		10,835
Expired	(120,569)	1.38
Forfeited	(215,496)	2.59
Outstanding at December 31, 2022	370,998	$2.13	7.95	$3,433,946
Granted	821,998	10.01
Exercised	(17,643)	2.19		4,440
Expired	(12,908)	11.97
Forfeited	(414,359)	10.76
Outstanding at December 31, 2023	748,086	$5.87	8.43	$103,662
Exercisable at December 31, 2023	345,018	$4.23	7.56	$103,251

Summary of Activity with Respect Status of, RSUs

A summary of the activity with respect to, and status of, RSUs during the three months ended March 31, 2024 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	-	$-
Granted	673,253	0.61
Vested	-	-
Forfeited	-	-
Outstanding at March 31, 2024	673,253	$0.61